THIRD AMENDMENT TO INVESTMENT ADVISORY AGREEMENT

This THIRD AMENDMENT to the INVESTMENT ADVISORY AGREEMENT (the “Amendment”) is made as of the 1st day of May, 2020 by and between RMB Capital Management, LLC, a limited liability company (the “Adviser”), and RMB Investors Trust, a Delaware statutory trust (the “Trust”).

WHEREAS, the Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), for the purpose of investing and reinvesting its assets in securities, as set forth in its Agreement and Declaration of Trust, as Amended and Restated, Amended and Restated By-Laws, and its registration statements under the 1940 Act and the Securities Act of 1933, as amended (the “1933 Act”); and

WHEREAS, the Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and is engaged in the business of rendering management and investment advisory services; and

WHEREAS, the Trust, on behalf of its series, and the Adviser are parties to an Investment Advisory Agreement made as of September 29, 2016, as amended (the “Investment Advisory Agreement”); and

WHEREAS, the Adviser has proposed a reduction in the compensation to be paid by the RMB Small Cap Fund and RMB SMID Cap Fund pursuant to Paragraph 4 and Fee Schedule I of the Investment Advisory Agreement, and has represented that the quality and quantity of the services provided by the Adviser to the RMB Small Cap Fund and RMB SMID Cap Fund pursuant to the Investment Advisory Agreement will not be reduced and that the Adviser’s obligations to the Fund will remain the same in all respects; and

WHEREAS, the Board of Trustees of the Trust (the “Board”), at a meeting held on March 5, 2020 (the “March 2020 Meeting”) called for the purpose of considering this Amendment to reduce the compensation to be paid by the RMB Small Cap Fund and RMB SMID Cap Fund pursuant to Paragraph 4 and Fee Schedule I of the Investment Advisory Agreement, approved this Amendment.

NOW, THEREFORE, in consideration of the mutual agreements herein contained, and intending to be bound thereby, the parties agree as follows:

A.Fee Schedule I of the Investment Advisory Agreement is hereby amended and restated in its entirety to reduce the “Annual Fee Rate as a Percentage of Fund Average Daily Net Asset Value” to be paid by the RMB Small Cap Fund and RMB SMID Cap Fund, as set forth in Fee Schedule I attached hereto.

IN WITNESS WHEREOF, the parties have duly executed this Amendment as of the date first written above.

RMB CAPITAL MANAGEMENT, LLC By: Name: Chris Graff Its: Partner, Co-Chief Investment Officer, Director of Asset Management
RMB INVESTORS TRUST By: Name: Laura Flentye Its: Senior Vice President

FEE SCHEDULE I

As of May 1, 2020:
Annual Fee Rate as a Percentage of Fund Average Daily Net Asset Value
RMB Fund	0.60%
RMB Mendon Financial Services Fund	0.75%
RMB International Small Cap Fund	0.85%
RMB International Fund	0.75%
RMB Japan Fund	0.90%
RMB Small Cap Fund	0.85%
RMB SMID Cap Fund	0.70%
RMB Dividend Growth Fund	0.65%

The average net asset value for the month will be based on the net asset value used in determining the price at which Fund shares are sold, repurchased or redeemed on each day of the month.

If this Agreement becomes effective as to a Fund subsequent to the first day of a month, or terminates before the last day of a month, the Adviser’s compensation for such fraction of the month will be determined by applying the foregoing percentages to the average daily net asset value of the Fund during such fraction of a month and in the proportion that such fraction of a month bears to the entire month.

VP/#20858217.3